SUMMARY OF CONCENTRATION OF RISK (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Concentration Risk [Line Items]
Other receivables from a related party			¥ 13,847		¥ 45,267
Total net revenues		$ 109,062	739,996	¥ 1,477,619
Related Party [Member]
Concentration Risk [Line Items]
Total net revenues		$ 98,177	666,138	1,360,966
Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Total net revenues	[1]		652,894	1,347,652
Foshan Viomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Total net revenues	[2]		¥ 13,244	¥ 13,314
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		94.00%	94.00%		89.00%
Accounts receivable from a related party			¥ 366,158		¥ 304,078
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Foshan Viomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		6.00%	6.00%		11.00%
Accounts receivable from a related party			¥ 23,760		¥ 36,095
Other Receivables [Member] | Credit Concentration Risk [Member] | Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		100.00%	100.00%		100.00%
Other receivables from a related party			¥ 537		¥ 200
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Xiaomi [Member] | Related Party [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		88.00%	88.00%	91.00%
Total net revenues			¥ 652,894	¥ 1,347,652
Company A [Member] | Accounts and Notes Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts and notes receivable			¥ 9,174		¥ 16,070
Concentration risk, percentage		35.00%	35.00%		51.00%
Company B [Member] | Accounts and Notes Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts and notes receivable			¥ 6,237		¥ 6,004
Concentration risk, percentage		24.00%	24.00%		19.00%

[1]	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
[2]	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.